Income Taxes (Unrecognized Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefit beginning of year	$ 251	$ 358	$ 397
Gross Decreases - tax positions in prior year	(34)	0	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	0	(107)	0
Gross increases - tax positions in prior year	159	0	0
Unrecognized Tax Benefit end of year	$ 376	$ 251	$ 358